UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03495

Deutsche DWS Money Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

to Shareholders

DWS Government Cash Reserves Fund Institutional

(formerly Deutsche Government Cash Reserves Fund Institutional)

Contents

DWS Government Cash Reserves Fund Institutional
3	Portfolio Summary
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
8	Notes to Financial Statements
12	Information About Your Fund’s Expenses

Government Cash Management Portfolio
15	Investment Portfolio
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
29	Advisory Agreement Board Considerations and Fee Evaluation
34	Account Management Resources
36	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Reserves Fund Institutional

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/18	12/31/17
Government & Agency Obligations	92%	90%
Repurchase Agreements	8%	10%
	100%	100%

Weighted Average Maturity	6/30/18	12/31/17
DWS Government Cash Reserves Fund Institutional	32 days	43 days
Government & Agency Institutional*	29 days	31 days

*	The Fund is compared to its respective iMoneyNet category: Government & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the portfolio’s holdings, see page 15. A quarterly Fact Sheet is available on liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp or upon request. Please see the Account Management Resources section on page 34 for contact information.

DWS Government Cash Reserves Fund Institutional	|	3

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$369,257,827
Other assets	13,322
Total assets	369,271,149

Liabilities
Distributions payable	129,408
Accrued Trustees’ fees	456
Other accrued expenses and payables	85,706
Total liabilities	215,570
Net assets, at value	$369,055,579

Net Assets Consist of
Undistributed net investment income	1,875
Accumulated net realized gain (loss)	30,275
Paid-in capital	369,023,429
Net assets, at value	$369,055,579

Net Asset Value
Net Asset Value, offering and redemption price per share ($369,055,579 ÷ 369,336,382 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

4	|	DWS Government Cash Reserves Fund Institutional

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income

Income and expenses allocated from Government Cash Management Portfolio:
Interest	$4,267,143
Expenses*	(261,533)
Net investment income allocated from Government Cash Management Portfolio	4,005,610
Expenses:
Administration fee	265,735
Services to shareholders	16,535
Service fees	36,307
Professional fees	20,336
Reports to shareholders	9,411
Registration fees	13,965
Trustees’ fees and expenses	2,331
Other	22,379
Total expenses before expense reductions	386,999
Expense reductions	(90,460)
Total expenses after expense reductions	296,539
Net investment income	3,709,071
Net realized gain (loss) allocated from Government Cash Management Portfolio	143
Net increase (decrease) in net assets resulting from operations	$3,709,214

*	Net of $105,975 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2018.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Reserves Fund Institutional	|	5

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income	$3,709,071	$5,477,994
Net realized gain (loss)	143	30,132
Net increase (decrease) in net assets resulting from operations	3,709,214	5,508,126
Distributions to shareholders from:
Net investment income	(3,709,743)	(5,477,632)
Fund share transactions:
Proceeds from shares sold	3,292,866,140	12,461,817,208
Reinvestment of distributions	1,864,455	3,021,269
Payments for shares redeemed	(3,426,588,078)	(12,563,944,379)
Net increase (decrease) in net assets from Fund share transactions	(131,857,483)	(99,105,902)
Increase (decrease) in net assets	(131,858,012)	(99,075,408)
Net assets at beginning of period	500,913,591	599,988,999
Net assets at end of period (including undistributed net investment income of $1,875 and $2,547, respectively)	$369,055,579	$500,913,591

Other Information
Shares outstanding at beginning of period	501,193,865	600,299,767
Shares sold	3,292,866,140	12,461,817,208
Shares issued to shareholders in reinvestment of distributions	1,864,455	3,021,269
Shares redeemed	(3,426,588,078)	(12,563,944,379)
Net increase (decrease) in Fund shares	(131,857,483)	(99,105,902)
Shares outstanding at end of period	369,336,382	501,193,865

The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Cash Reserves Fund Institutional

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
	(Unaudited)		2017		2016		2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	.007		.007		.002		.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.007		.007		.002		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.007)		(.007)		(.002)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.70	**	.71		.22		.04		.01		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	369		501		600		1,927		1,009		1,367
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.28	*	.28		.28		.28		.28		.27
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.21	*	.21		.21		.21		.18		.20
Ratio of net investment income (%)	1.40	*	.68		.22		.04		.01		.02

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Reserves Fund Institutional	|	7

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Government Cash Reserves Fund Institutional (formerly Deutsche Government Cash Reserves Fund Institutional) (the “Fund”) is a diversified series of Deutsche DWS Money Market Trust (formerly Deutsche Money Market Trust) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2018, the Fund owned approximately 2% of the Portfolio.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

8	|	DWS Government Cash Reserves Fund Institutional

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

For the period from January 1, 2018 through April 30, 2019, DIMA has contractually agreed to waive its fees and/or reimburse certain operating

DWS Government Cash Reserves Fund Institutional	|	9

expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.21% of the Fund’s average daily net assets.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed are $90,460.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $265,735, of which $42,500 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DSC aggregated $14,754, all of which was waived.

Shareholder Servicing Fee. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee”) to shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2018, the Service Fee was as follows:

	Total Aggregated	Unpaid at June 30, 2018	Annualized Rate
DWS Government Cash Reserves Fund Institutional	$36,307	$3,387	.01%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,530, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

10	|	DWS Government Cash Reserves Fund Institutional

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2018, there were two shareholder accounts that held approximately 38% and 31% of the outstanding shares of the Fund, respectively.

D. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Government Cash Reserves Fund Institutional was renamed DWS Government Cash Reserves Fund Institutional.

DWS Government Cash Reserves Fund Institutional	|	11

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

12	|	DWS Government Cash Reserves Fund Institutional

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return*
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,007.05
Expenses Paid per $1,000**	$1.05

Hypothetical 5% Fund Return
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,023.75
Expenses Paid per $1,000**	$1.05

*	Expenses include amounts allocated proportionally from the master portfolio.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government Cash Reserves Fund Institutional	.21%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Government Cash Reserves Fund Institutional	|	13

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

14	|	Government Cash Management Portfolio

Investment Portfolio	as of June 30, 2018 (Unaudited)

Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 91.6%
U.S. Government Sponsored Agencies 57.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 1.836%*, 11/2/2018	70,500,000	70,499,400
1-month LIBOR minus 0.165%, 1.881%*, 10/9/2018	37,500,000	37,499,454
1-month LIBOR minus 0.150%, 1.896%*, 10/11/2018	25,000,000	24,999,790
1-month LIBOR minus 0.135%, 1.911%*, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.110%, 1.936%*, 3/12/2019	115,000,000	114,995,656
1-month LIBOR minus 0.145%, 1.949%*, 3/29/2019	166,000,000	166,000,000
1-month LIBOR minus 0.145%, 1.953%*, 2/26/2019	115,000,000	114,996,961
1-month LIBOR minus 0.130%, 1.964%*, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.120%, 1.971%*, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.070%, 1.976%*, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.065%, 2.019%*, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.003%, 2.133%*, 8/27/2018	75,000,000	74,999,088
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.189%*, 11/13/2018	60,000,000	60,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 2.209%*, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
1.572%**, 7/2/2018	114,799,000	114,794,057
1-month LIBOR minus 0.160%, 1.822%*, 8/1/2018	200,000,000	200,000,000
1.825%**, 7/3/2018	115,500,000	115,488,450
1-month LIBOR minus 0.160%, 1.841%*, 8/3/2018	370,000,000	370,000,000
1.845%**, 7/24/2018	64,000,000	63,925,582
1-month LIBOR minus 0.155%, 1.85%*, 7/5/2018	205,000,000	205,000,000
1.86%**, 7/20/2018	75,000,000	74,927,364
1.86%**, 7/23/2018	75,000,000	74,915,896
1.87%**, 8/24/2018	78,000,000	77,784,252
1.873%**, 8/1/2018	100,000,000	99,840,953
1.88%**, 7/13/2018	286,500,000	286,322,943
1.881%**, 7/23/2018	343,250,000	342,860,888
1.886%**, 7/20/2018	800,000	799,215
1-month LIBOR minus 0.145%, 1.902%*, 8/13/2018	35,000,000	35,000,000
1-month LIBOR minus 0.090%, 1.915%*, 4/5/2019	88,000,000	88,000,000
1-month LIBOR minus 0.080%, 1.921%*, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.090%, 1.923%*, 4/5/2019	150,000,000	150,000,000
1-month LIBOR minus 0.160%, 1.925%*, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.130%, 1.927%*, 3/22/2019	233,250,000	233,250,000

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	15

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.145%, 1.928%*, 8/15/2018	135,000,000	135,000,000
1-month LIBOR minus 0.150%, 1.935%*, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.090%, 1.94%*, 11/8/2018	70,000,000	70,000,000
1.947%**, 9/4/2018	35,000,000	34,878,667
1-month LIBOR minus 0.135%, 1.95%*, 11/16/2018	190,000,000	190,000,000
1.951%**, 8/22/2018	585,000,000	583,374,220
1.957%**, 9/7/2018	595,000,000	592,830,894
1.957%**, 9/17/2018	25,000,000	24,895,458
1.957%**, 9/28/2018	95,000,000	94,546,715
1-month LIBOR minus 0.125%, 1.959%*, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.130%, 1.961%*, 10/24/2018	120,000,000	120,000,000
1.962%**, 10/9/2018	25,000,000	24,865,625
1-month LIBOR minus 0.125%, 1.963%*, 6/21/2019	163,500,000	163,500,000
3-month LIBOR minus 0.390%, 1.965%*, 1/22/2019	5,125,000	5,125,000
1-month LIBOR minus 0.110%, 1.974%*, 2/22/2019	224,000,000	224,000,000
1-month LIBOR minus 0.120%, 1.978%*, 10/26/2018	300,000,000	300,000,000
1-month LIBOR minus 0.090%, 1.995%*, 1/18/2019	95,000,000	95,000,000
3-month LIBOR minus 0.330%, 2.005%*, 12/21/2018	155,000,000	155,000,000
1-month LIBOR minus 0.040%, 2.006%*, 7/9/2018	50,000,000	50,000,894
2.008%**, 10/25/2018	25,000,000	24,840,500
3-month LIBOR minus 0.310%, 2.017%*, 3/11/2019	210,000,000	210,000,000
1-month LIBOR minus 0.045%, 2.046%*, 1/24/2019	75,000,000	75,037,273
3-month LIBOR minus 0.250%, 2.058%*, 8/3/2018	168,000,000	168,000,000
2.069%**, 1/4/2019	607,000	600,565
3-month LIBOR minus 0.250%, 2.109%*, 7/30/2018	168,000,000	168,000,000
Federal Home Loan Mortgage Corp.:
0.875%, 10/12/2018	590,000	588,997
1.375%, 2/28/2019	906,000	901,684
1.749%**, 8/9/2018	50,000,000	49,906,562
1.774%**, 7/18/2018	200,000,000	199,834,721
1.779%**, 7/16/2018	56,000,000	55,959,050
1.784%**, 8/9/2018	22,000,000	21,958,053
1.815%**, 7/26/2018	220,000,000	219,726,528
1-month LIBOR minus 0.150%, 1.896%*, 2/12/2019	20,000,000	20,000,000
1.916%**, 8/20/2018	150,000,000	149,606,250
1-month LIBOR minus 0.16%, 1.925%*, 7/19/2018	150,000,000	150,000,000
1-month LIBOR minus 0.100%, 1.93%*, 8/8/2019	87,000,000	87,000,000
3-month LIBOR minus 0.280%, 2.073%*, 8/10/2018	100,000,000	100,000,000
3-month LIBOR minus 0.250%, 2.087%*, 10/10/2018	85,500,000	85,500,000
3-month LIBOR minus 0.250%, 2.109%*, 7/24/2018	965,000	964,962

		9,256,642,567

The accompanying notes are an integral part of the financial statements.

16	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations 34.2%
U.S. Treasury Bills:
1.257%**, 9/13/2018	5,000,000	4,987,255
1.832%**, 8/23/2018	300,000,000	299,202,019
1.855%**, 7/26/2018	475,000,000	474,396,353
1.86%**, 8/2/2018	200,000,000	199,673,778
1.872%**, 9/20/2018	155,000,000	154,356,207
1.886%**, 8/23/2018	16,000,000	15,956,187
1.906%**, 9/27/2018	300,000,000	298,621,334
1.916%**, 9/20/2018	125,000,000	124,468,437
1.918%**, 9/20/2018	125,000,000	124,467,875
1.921%**, 9/27/2018	366,000,000	364,304,607
1.924%**, 8/30/2018	120,000,000	119,620,400
1.977%**, 9/20/2018	280,000,000	278,771,500
2.008%**, 10/18/2018	200,000,000	198,801,000
2.009%**, 10/18/2018	85,000,000	84,490,168
2.058% **, 11/23/2018	200,000,000	198,364,722
2.059%**, 11/23/2018	108,500,000	107,612,643
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.049%*, 1/31/2019	154,000,000	154,185,865
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.079%*, 10/31/2018	1,137,000,000	1,137,955,115
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 2.083%*, 7/31/2018	1,175,000,000	1,175,242,374
U.S. Treasury Notes, 0.75%, 9/30/2018	4,000,000	3,988,318

		5,519,466,157

Total Government & Agency Obligations (Cost $14,776,108,724)		14,776,108,724

Repurchase Agreements 8.3%
BNP Paribas, 2.1%, dated 6/29/2018, to be repurchased at $212,837,240 on 7/2/2018 (a)	212,800,000	212,800,000
Citigroup Global Markets, Inc., 2.1%, dated 6/29/2018, to be repurchased at $150,026,250 on 7/2/2018 (b)	150,000,000	150,000,000
Fixed Income Clearing Corp., 1.00%, dated 6/29/2018, to be repurchased at $300,025,000 on 7/2/2018 (c)	300,000,000	300,000,000
HSBC Securities, Inc., 2.11%, dated 6/29/2018, to be repurchased at $250,043,958 on 7/2/2018 (d)	250,000,000	250,000,000
Wells Fargo Bank, 2.12%, dated 6/29/2018, to be repurchased at $426,727,375 on 7/2/2018 (e)	426,652,000	426,652,000
Total Repurchase Agreements (Cost $1,339,452,000)		1,339,452,000

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	17

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $16,115,560,724)	99.9	16,115,560,724
Other Assets and Liabilities, Net	0.1	15,655,398

Net Assets	100.0	16,131,216,122

*	Floating rate security. These securities are shown at their current rate as of June 30, 2018.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
95,982,500	U.S. Treasury Bonds	2.875–3.125	8/31/2022–5/31/2025	96,482,256
106,451,100	U.S. Treasury Notes	1.25–2.875	5/15/2043–8/15/2045	107,109,770
20,849,600	U.S. Treasury STRIPS	Zero Coupon	2/15/2033	13,464,046
Total Collateral Value				217,056,072

(b)	Collateralized by $158,000,000 U.S. Treasury Note, 1.75%, maturing on 03/31/2022 with a value of $153,000,009.

(c)	Collateralized by $296,165,000 U.S. Treasury Notes, with the various coupon rates from 2.375–3.625%, with various maturity dates of 8/15/2020–2/15/2021 with a value of $306,003,436.

(d)	Collateralized by $245,354,299 Government National Mortgage Association, with the various coupon rates from 3.5–5.5%, with various maturity dates of 11/20/2036–6/20/2048 with a value of $255,001,609.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
135,701,926	FREMF Mortgage Trust	0.1–3.703	11/25/2023–1/25/2046	1,262,614
452,820	Federal Agricultural Mortgage Corp.	2.85	11/30/2021	455,314
1,245,824	Federal Home Loan Bank	1.2–2.75	12/20/2018–6/10/2022	1,216,915
99,000,958	Federal Home Loan Mortgage Corp.	2.00–6.50	11/1/2025–7/1/2048	99,205,939
294,978,884	Federal National Mortgage Association	1.35–6.625	7/11/2018–8/1/2056	300,807,543
284	Federal National Mortgage Association STRIPS	Zero Coupon	1/15/2028	207
70,671,059	Federal National Mortgage Association- Interest Only	3.0–8.0	3/15/2029–8/25/2047	11,677,361
55,956,981	Freddie Mac Multifamily Structured Pass-Through Certificates	0.815–2.896	3/25/2019–12/25/2041	3,294,853

The accompanying notes are an integral part of the financial statements.

18	|	Government Cash Management Portfolio

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,050,267	Government National Mortgage Association	2.5–10.00	2/20/2019–5/20/2048	12,796,118
5,271,712	Tennessee Valley Authority	Zero Coupon–2.875	10/15/2018–9/15/2025	4,468,176
Total Collateral Value				435,185,040

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$14,776,108,724	$—	$14,776,108,724
Repurchase Agreements	—	1,339,452,000	—	1,339,452,000
Total	$—	$16,115,560,724	$—	$16,115,560,724

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	19

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$16,115,560,724
Cash	89,877,991
Interest receivable	15,314,533
Other assets	416,468
Total assets	16,221,169,716

Liabilities
Payable for investment purchased	88,426,577
Accrued investment advisory fee	800,541
Accrued Trustees’ fees	59,032
Other accrued expenses and payables	667,444
Total liabilities	89,953,594
Net assets, at value	$16,131,216,122

The accompanying notes are an integral part of the financial statements.

20	|	Government Cash Management Portfolio

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$152,505,763
Expenses:
Management fee	9,125,339
Administration fee	2,800,033
Custodian fee	72,562
Professional fees	140,158
Reports to shareholders	21,438
Trustees’ fees and expenses	523,492
Other	252,428
Total expenses before expense reductions	12,935,450
Expense reductions	(3,772,145)
Total expenses after expense reductions	9,163,305
Net investment income	143,342,458
Net realized gain (loss) from investments	(30,111)
Net increase (decrease) in net assets resulting from operations	$143,312,347

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	21

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$143,342,458	$106,771,143
Net realized gain (loss)	(30,111)	338,378
Net increase (decrease) in net assets resulting from operations	143,312,347	107,109,521
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	36,244,142,699	64,583,463,238
Value of capital withdrawn	(37,428,704,925)	(59,493,039,509)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,184,562,226)	5,090,423,729
Increase (decrease) in net assets	(1,041,249,879)	5,197,533,250
Net assets at beginning of period	17,172,466,001	11,974,932,751
Net assets at end of period	$16,131,216,122	$17,172,466,001

The accompanying notes are an integral part of the financial statements.

22	|	Government Cash Management Portfolio

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16,131		17,172	11,975	18,021	19,918	20,214
Ratio of expenses before expense reductions (%)	.14	*	.14	.16	.17	.17	.16
Ratio of expenses after expense reductions (%)	.10	*	.11	.11	.14	.14	.14
Ratio of net investment income (%)	1.54	*	.83	.32	.11	.05	.08
Total Return (%)[a,b]	.75	**	.81	.32	.11	.05	.08

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2018, DWS Government Cash Management Fund, DWS Government Cash Reserves Fund Institutional and DWS Government Money Market Series owned approximately 11%, 2% and 84%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially

24	|	Government Cash Management Portfolio

valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2018, the Portfolio held repurchase agreements with a gross value of $1,339,452,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2017, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $17,453,872,167.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Government Cash Management Portfolio	|	25

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

26	|	Government Cash Management Portfolio

For the period from January 1, 2018 through April 10, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets.

For the period from April 11, 2018 through April 26, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.08% of the Portfolio’s average daily net assets.

Effective April 27, 2018 through June 30, 2018, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed are $3,772,145.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $2,800,033, of which $491,191 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2018, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $751, all of which is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

Government Cash Management Portfolio	|	27

untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2018.

28	|	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government Cash Reserves Fund Institutional (now known as DWS Government Cash Reserves Fund Institutional) (the “Fund”), a series of Deutsche Money Market Trust (now known as Deutsche DWS Money Market Trust), invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement,” and together with the Portfolio Agreement, the “Agreements”) in September 2017. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

DWS Government Cash Reserves Fund Institutional	|	29

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from

30	|	DWS Government Cash Reserves Fund Institutional

DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Institutional Class shares) was in the 2nd quartile and 1st quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe for Institutional Class shares (3rd quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio and the Fund. The Board considered that the Portfolio’s management fee was reduced by 0.03% at all breakpoint levels in connection with the restructuring of the Portfolio and the Fund into government money market funds in 2016.

DWS Government Cash Reserves Fund Institutional	|	31

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among

32	|	DWS Government Cash Reserves Fund Institutional

DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Government Cash Reserves Fund Institutional	|	33

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

liquidity.dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

34	|	DWS Government Cash Reserves Fund Institutional

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Nasdaq Symbol	BIRXX
CUSIP Number	25160K 405
Fund Number	500

DWS Government Cash Reserves Fund Institutional	|	35

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

36	|	DWS Government Cash Reserves Fund Institutional

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS Government Cash Reserves Fund Institutional	|	37

Notes

Notes

DGCRF-3

(R-028297-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government Cash Reserves Fund Institutional, a series of Deutsche DWS Money Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2018